INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 11 – INTANGIBLE ASSETS

	1 January				31 December
	2023	Additions(*)	Disposals	Transfer	2023

Cost:
Acquired software and rights	700,864	128,758	(868)	6,631	835,385
Website development costs (**)	2,199,783	907,149	—	—	3,106,932
Goodwill	285	—	—	—	285
Other (***)	8,752	4,044	—	(6,631)	6,165

Total	2,909,684	1,039,951	(868)	—	3,948,767

Accumulated amortization:
Acquired software and rights	(535,472)	(65,399)	714	—	(600,157)
Website development costs	(980,540)	(514,484)	—	—	(1,495,024)

Total	(1,516,012)	(579,883)	714	—	(2,095,181)

Net book value	1,393,672				1,853,586
(*)	Personnel bonus provision related to direct employee costs amounting to TRY69,881 thousand is capitalized as part of the website development costs as of 31 December 2023 (2022: TRY46,356 thousand).
(**)	Website development costs include projects under development amounting to TRY208,892 thousand (2022: TRY114,448 thousand) which are not amortized as of 31 December 2023.

(***) Other mainly includes projects in progress which are transferred to acquired software and rights upon completion.

	1 January			Acquisition	31 December
	2022	Additions	Transfer	of subsidiary	2022

Cost:
Acquired software and rights	582,449	109,548	7,888	979	700,864
Website development costs	1,233,016	966,767	—	—	2,199,783
Goodwill	—	—	—	285	285
Other	7,059	9,581	(7,888)	—	8,752

Total	1,822,524	1,085,896	—	1,264	2,909,684

Accumulated amortization:
Acquired software and rights	(502,137)	(33,335)	—	—	(535,472)
Website development costs	(652,413)	(328,127)	—	—	(980,540)

Total	(1,154,550)	(361,462)	—	—	(1,516,012)

Net book value	667,974				1,393,672

There is no collateral, pledge or mortgage on intangible assets as of 31 December 2023 (2022: None).